Discontinued Operation (Details) - USD ($)	Feb. 20, 2023	Nov. 28, 2022	Nov. 11, 2022	Sep. 21, 2022	Feb. 28, 2022
Discontinued Operation [Abstract]
Equity interest, percentage					100.00%
Total consideration of disposal	$ 1	$ 2,500,000	$ 2,500,000	$ 1	$ 1